Summary of Significant Accounting Policies (Tables)	2 Months Ended	3 Months Ended	7 Months Ended
	Feb. 28, 2017	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Plant and Equipment Expected Useful Lives

Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational:

Expected useful life

Office equipment	5
Computer equipment	5
Leasehold Improvement	3

Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational:

Expected useful life

Office equipment	5
Computer equipment	5
Leasehold Improvement	3

Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational:

Expected useful life

Office equipment	5
Computer equipment	5
Leasehold Improvement	3

Schedule of Foreign Currency Translation Exchange Rates

Translation of amounts from RM into US$1 and HK$ into US$1has been made at the following exchange rates for the respective periods:

As of and for the period ended February 28, 2017

Period-end RMB : US$1 exchange rate	6.872
Period-average RMB : US$1 exchange rate	6.711
Period-end / average HK$ : US$1 exchange rate	7.8

Translation of amounts from RMB into US$1 and HK$ into US$1has been made at the following exchange rates for the respective periods:

As of and for the period ended March 31, 2017

Period-end RMB : US$1 exchange rate	6.891
Period-average RMB : US$1 exchange rate	6.725
Period-end / average HK$ : US$1 exchange rate	7.8

Translation of amounts from RM into US$1 and HK$ into US$1has been made at the following exchange rates for the respective periods:

As of and for the period ended December 31, 2016

Period-end RMB : US$1 exchange rate	6.947
Period-average RMB : US$1 exchange rate	6.678
Period-end / average HK $: US$1 exchange rate	7.8